Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Convertible Preferred Stock [Member]
Balances at Jan. 13, 2008	$ 0	$ 0	$ 0	$ 0	$ 0
Balances (in shares) at Jan. 13, 2008		0			0
Issuance of common stock in December 2006 at $0.001 per share in exchange for cash or services	4,020	4,020	0	0	0
Issuance of common stock in December 2006 at $0.001 per share in exchange for cash or services (in shares)		4,020,000			0
Sale of warrant to investor	35	0	35	0	0
Dividend to founder for assumption of debts	(365,870)	0	0	(365,870)	0
Net loss	(406,706)	0	0	(406,706)	0
Balances at Dec. 31, 2008	(768,521)	4,020	35	(772,576)	0
Balances (in shares) at Dec. 31, 2008		4,020,000			0
Net loss	(306,190)	0	0	(306,190)	0
Balances at Dec. 31, 2009	(1,074,711)	4,020	35	(1,078,766)	0
Balances (in shares) at Dec. 31, 2009		4,020,000			0
Issuance of Series 1 convertible preferred stock in May 2010 for cash at $0.40 per share - net of issuance costs of $50,000	450,000	0	0	0	450,000
Issuance of Series 1 convertible preferred stock in May 2010 for cash at $0.40 per share - net of issuance costs of $50,000 (in shares)		0			1,250,000
Issuance of Series 1 convertible preferred stock in October 2010 in exchange for convertible promissory notes	195,342	0	0	0	195,342
Issuance of Series 1 convertible preferred stock in October 2010 in exchange for convertible promissory notes (in shares)		0			488,354
Issuance of Series 1 convertible preferred stock in November 2010 for cash at $0.40 per share	40,000	0	0	0	40,000
Issuance of Series 1 convertible preferred stock in November 2010 for cash at $0.40 per share (in shares)		0			100,000
Preferred stock warrants reclassified from liabilities expense	37,110	0	37,110	0	0
Stock-based compensation expense	25,175	0	25,175	0	0
Net loss	(1,207,561)	0	0	(1,207,561)	0
Balances at Dec. 31, 2010	(1,534,645)	4,020	62,320	(2,286,327)	685,342
Balances (in shares) at Dec. 31, 2010		4,020,000			1,838,354
Preferred shares converted to common	0	1,838	683,504	0	(685,342)
Preferred shares converted to common (in shares)		1,838,354			(1,838,354)
Option exercises	183,362	1,469	181,893	0	0
Option exercises (in shares)		1,469,338			0
Merger record ATI shares retired	(7,327)	(7,327)	0	0	0
Merger record ATI shares retired (in shares)		(7,327,692)			0
Effect of reverse recapitalization merger	12,013	45,500	(33,487)	0	0
Effect of reverse recapitalization merger (in shares)		45,500,000			0
Merger issuance of stock and record shell common	21,500	21,500	0	0	0
Merger issuance of stock and record shell common (in shares)		21,500,000			0
Option exercise post merger	17,456	738	16,718	0	0
Option exercise post merger (in shares)		737,357			0
Issuance of common stock	1,767,734	13,199	1,754,535	0	0
Issuance of common stock (in shares)		13,199,235			0
Merger expenses	(26,186)	0	(26,186)	0	0
Stock-based compensation expense	656,252	0	656,252	0	0
Net loss	(4,440,103)	0	0	(4,440,103)	0
Balances at Dec. 31, 2011	(3,349,944)	80,937	3,295,549	(6,726,430)	0
Balances (in shares) at Dec. 31, 2011		80,936,592			0
Issuance of preferred stock for services	250,000	0	249,750	0	250
Issuance of preferred stock for services (in shares)		0			250,000
Issuance of common stock	4,324,142	261,580	4,062,562	0	0
Issuance of common stock (in shares)		261,580,339			0
Stock-based compensation expense	383,604	0	383,604	0	0
Net loss	(5,135,618)	0	0	(5,135,618)	0
Balances at Dec. 31, 2012	(3,527,816)	342,517	7,991,465	(11,862,048)	250
Balances (in shares) at Dec. 31, 2012		342,516,931			250,000
Preferred shares converted to common	126,684	8,094	118,840	0	(250)
Preferred shares converted to common (in shares)		8,094,117			(250,000)
Preferred stock - Series C issued to officers as compensation	38,550	0	37,800	0	750
Preferred stock - Series C issued to officers as compensation (in shares)		0			750,000
Common stock issued for services	860,013	21,200	838,813	0	0
Common stock issued for services (in shares)		21,199,822			0
Common stock issued to acquire intangible assets	79,000	2,000	77,000	0	0
Common stock issued to acquire intangible assets (in shares)		2,000,000			0
Common stock issued in settlement of accounts payable	259,660	7,431	252,229	0	0
Common stock issued in settlement of accounts payable (in shares)		7,430,922			0
Common stock issued in settlement of notes payable	2,200,000	93,860	2,106,140	0	0
Common stock issued in settlement of notes payable (in shares)		93,860,499			0
Common stock issued upon conversion of convertible promissory notes	1,559,195	98,456	1,460,739	0	0
Common stock issued upon conversion of convertible promissory notes (in shares)		98,455,794			0
Common stock issued for Series D convertible preferred stock dividend	0	414	12,002	(12,416)	0
Common stock issued for Series D convertible preferred stock dividend (in shares)		413,860			0
Loss on issuance of common stock	352,096	0	352,096	0	0
Common stock issued upon exercise of common stock options	0	200	(200)	0	0
Common stock issued upon exercise of common stock options (in shares)		200,000			0
Debt discount written off - associated with convertible promissory notes	(250,000)	0	(250,000)	0	0
Beneficial conversion feature - debt discount - convertible promissory notes	225,996	0	225,996	0
Beneficial conversion feature - Series D Convertible Preferred stock	320,500	0	320,500	0
Relative fair value associated with senior secured convertible debentures issued with detachable warrants	1,938,930	0	1,938,930	0
Convertible promissory notes converted and associated reclassification of derivative liability	2,712,000	0	2,712,000	0
Series D convertible preferred stock 8% dividend accrued at period end	(25,986)	0	0	(25,986)
Stock-based compensation expense	743,689	0	743,689	0	0
Net loss	(15,131,681)	0	0	(15,131,681)	0
Balances at Dec. 31, 2013	$ (7,519,170)	$ 574,172	$ 18,938,039	$ (27,032,131)	$ 750
Balances (in shares) at Dec. 31, 2013		574,171,945			750,000